SIGNIFICANT RELATED PARTY BALANCE AND TRANSACTION	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SIGNIFICANT RELATED PARTY BALANCE AND TRANSACTION

21	SIGNIFICANT RELATED PARTY BALANCE AND TRANSACTION

Related companies in these consolidated financial statements refer to members of the ultimate holding company’s group of companies.

Some of the Company’s transactions and arrangements are between members of the group and the effect of these on the basis determined between the parties is reflected in these consolidated financial statements. The intercompany balances are unsecured, interest-free and repayable on demand, unless otherwise stated.

Some of the group’s transactions and arrangements are with related parties and the effect of these on the basis determined between the parties is reflected in these consolidated financial statements. The balances are unsecured, interest-free and repayable on demand unless otherwise stated.

			June 30, 2026	December 31, 2025
Name	Relationship	Nature	USD	USD
TUTU Business Services Limited (BVI)	Controlling Shareholder	Amounts due to an ultimate beneficial shareholder	451,593	289,029

Ms. Liying Wang	Ultimate beneficial shareholder	Amounts due to an ultimate beneficial shareholder	21,667	21,667

		Amounts due to an ultimate beneficial shareholder	473,260	310,696

The Company did not have any outstanding to any officers or directors as of June 30, 2026, and it does not expect to provide long terms loans or credit facilities to officers and directors.

Transactions with related parties

No significant related party transactions for the period ended June 30, 2026.